REINSURANCE	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
REINSURANCE	REINSURANCE
The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.
The following table summarizes the effect of reinsurance:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Direct premiums	$272	$201	$149
Reinsurance assumed	—	—	1
Reinsurance ceded	(49)	(44)	(44)
Premiums	$223	$157	$106

Direct charges and fee income	$266	$261	$323
Reinsurance ceded	(37)	(57)	(62)
Policy charges and fee income	$229	$204	$261

Direct policyholders’ benefits	$419	$415	$360
Reinsurance ceded	(119)	(160)	(176)
Policyholders’ benefits	$300	$255	$184

Direct interest credited to policyholders’ account balances	$106	$139	$148
Reinsurance ceded	(16)	(57)	(58)
Interest credited to policyholders’ account balances	$90	$82	$90
Ceded Reinsurance
In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.
For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2021, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to die policies. For amounts applied for in excess of those limits, reinsurance is ceded to Equitable Financial up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to die policies. For amounts issued in excess of these limits, reinsurance is typically obtained from unaffiliated third parties. These reinsurance arrangements obligate the reinsurers to pay a portion of any death claim in excess of the amount the Company retains in exchange for an agreed-upon premium.
Equitable America has a quota share arrangement with AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. The contract is now closed to new business.
Beginning in 2015, group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.
For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 11 of the Notes to these Financial Statements.